Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 0		$ 0		$ 0
Income tax expense (benefit)	3,952	$ (61)	4,600	$ 515
Loss before income taxes	$ 6,900	$ 5,300	$ 31,700	$ 44,900